Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Personal, home equity, and credit card lines [member] | Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitment	$ 201.5	$ 189.6